Schedule of Investments PIMCO Low Duration Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
	PRINCIPAL AMOUNT (000s)			MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.3% ¤
CORPORATE BONDS & NOTES 17.7%
BANKING & FINANCE 11.7%
ABN AMRO Bank NV
4.718% due 01/22/2027			$17,900		$17,944
Abu Dhabi Developmental Holding Co. PJSC
5.375% due 05/08/2029			3,900		3,970
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.450% due 04/15/2027			4,100		4,153
American Honda Finance Corp.
4.358% due 08/13/2027 •			14,300		14,315
Athene Global Funding
3.204% (EUR003M + 1.000%) due 02/23/2027 ~	EUR		8,200		9,388
4.383% due 07/16/2026 •			$16,500		16,503
Banco Bilbao Vizcaya Argentaria SA
4.150% due 03/03/2029			800		789
4.519% (SOFRRATE + 0.880%) due 03/03/2029 ~			1,600		1,605
4.968% due 05/08/2031			2,800		2,796
Banco Santander SA
4.600% due 04/15/2029			5,000		4,979
Bank Leumi Le-Israel BM
5.343% due 06/29/2029			2,500		2,510
Bank of America Corp.
4.477% due 04/23/2030 •			1,100		1,093
4.510% (SOFRRATE + 0.880%) due 04/23/2030 ~			1,600		1,602
4.623% due 05/09/2029 •			15,000		14,996
Bank of Montreal
4.309% due 06/01/2027	CAD		3,800		2,709
Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028			$5,150		5,204
Barclays PLC
4.219% due 05/24/2030 •			2,600		2,557
BGC Group, Inc.
6.150% due 04/02/2030			3,200		3,267
BPCE SA
6.612% due 10/19/2027 •			20,200		20,322
Brighthouse Financial Global Funding
5.550% due 04/09/2027			3,100		3,119
Citibank NA
4.876% due 11/19/2027 •			6,550		6,563
4.929% due 08/06/2026			12,900		12,902
Citigroup, Inc.
4.643% due 05/07/2028 •			10,407		10,416
Cooperatieve Rabobank UA
4.259% (SOFRINDX + 0.620%) due 08/28/2026 ~			6,800		6,804
Corebridge Financial, Inc.
3.650% due 04/05/2027			3,800		3,776
Corebridge Global Funding
4.550% due 01/09/2031			10,300		10,136
Danske Bank AS
4.662% due 03/27/2029 •			6,800		6,802
5.427% due 03/01/2028 •			8,000		8,052
Deutsche Bank AG
4.847% (SOFRRATE + 1.219%) due 11/16/2027 ~			19,000		19,027
Extra Space Storage LP
3.500% due 07/01/2026			7,000		7,000
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~			3,900		3,899
Ford Motor Credit Co. LLC
5.125% due 11/05/2026			2,000		2,003
5.800% due 03/05/2027			6,200		6,233
5.918% due 03/20/2028			3,500		3,544
6.800% due 05/12/2028			200		206
7.350% due 11/04/2027			300		308
General Motors Financial Co., Inc.
2.400% due 04/10/2028			350		336
5.050% due 04/04/2028			1,550		1,560
5.400% due 05/08/2027			14,700		14,815
Goldman Sachs Group, Inc.
4.148% due 01/21/2029 •			6,300		6,247
4.153% due 10/21/2029 •			3,600		3,550
4.937% due 04/23/2028 •			11,900		11,935
Hardwood Funding LLC
4.840% due 06/07/2028 «(g)			1,500		1,496

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
HSBC Holdings PLC
4.398% due 03/10/2030 •			3,600		3,562
4.755% due 06/09/2028 •			6,700		6,709
5.197% (SOFRRATE + 1.570%) due 08/14/2027 ~			3,200		3,205
5.597% due 05/17/2028 •			3,200		3,228
John Deere Capital Corp.
4.400% due 06/15/2029			11,200		11,194
JPMorgan Chase & Co.
1.470% due 09/22/2027 •			2,700		2,682
4.402% (SOFRRATE + 0.765%) due 09/22/2027 ~			19,100		19,115
4.408% due 04/23/2030 •			2,500		2,479
4.550% (SOFRRATE + 0.920%) due 04/22/2028 ~			5,000		5,018
5.571% due 04/22/2028 •			2,800		2,824
6.070% due 10/22/2027 •			8,300		8,341
Lloyds Banking Group PLC
4.396% (SOFRINDX + 0.770%) due 02/10/2030 ~			7,300		7,284
Morgan Stanley
4.210% due 04/20/2028 •			1,650		1,647
4.555% due 04/10/2030 •			1,450		1,441
4.654% (SOFRRATE + 1.020%) due 04/13/2028 ~			7,500		7,524
Morgan Stanley Bank NA
4.968% due 07/14/2028 •			800		804
5.016% due 01/12/2029 •			1,600		1,610
Morgan Stanley Private Bank NA
4.204% due 11/17/2028 •			9,500		9,453
Mutual of Omaha Cos Global Funding
4.750% due 10/15/2029			400		400
NatWest Group PLC
3.073% due 05/22/2028 •			7,800		7,702
4.887% (SOFRRATE + 1.250%) due 03/01/2028 ~			2,400		2,411
5.583% due 03/01/2028 •			2,800		2,821
Protective Life Global Funding
4.130% (SOFRRATE + 0.500%) due 07/22/2026 ~			9,000		9,001
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~			2,800		2,814
Royal Bank of Canada
4.087% (SOFRINDX + 0.460%) due 08/03/2026 ~			4,800		4,801
Santander Holdings USA, Inc.
3.244% due 10/05/2026			3,100		3,091
Santander U.K. Group Holdings PLC
4.707% (SOFRINDX + 1.070%) due 09/22/2029 ~			7,500		7,528
Societe Generale SA
2.797% due 01/19/2028 •			800		792
4.857% due 07/07/2029 •(b)			4,000		4,000
Stellantis Finance U.S., Inc.
5.350% due 03/17/2028			2,000		2,006
Stellantis Financial Services U.S. Corp.
5.400% due 06/15/2029			3,500		3,488
Sumisho Air Lease Corp.
4.400% due 03/24/2028			5,100		5,074
4.500% due 03/24/2029			3,000		2,975
Swedbank AB
5.337% due 09/20/2027			20,000		20,223
Toronto-Dominion Bank
5.376% due 10/21/2027	CAD		1,000		725
Toyota Motor Credit Corp.
4.550% due 08/07/2026			$4,900		4,903
U.S. Bancorp
6.787% due 10/26/2027 •			5,450		5,490
UBS AG
4.302% due 03/16/2029 •			3,650		3,636
UBS Group AG
4.214% due 04/10/2030 •			8,600		8,460
4.703% due 08/05/2027 •			5,000		5,000
6.327% due 12/22/2027 •			700		706
VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/2027			2,700		2,684
5.750% due 02/01/2027			448		449
Wells Fargo & Co.
4.410% (SOFRRATE + 0.780%) due 01/24/2028 ~			15,000		15,028
4.970% due 04/23/2029 •			16,300		16,382
5.707% due 04/22/2028 •			3,400		3,431

					525,572

INDUSTRIALS 5.1%
AbbVie, Inc.
4.800% due 03/15/2027			16,100		16,157
Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029			14,700		14,492
Bayer U.S. Finance LLC
6.125% due 11/21/2026			600		603
Beignet Investor LLC
6.581% due 05/30/2049			9,100		9,288
BMW U.S. Capital LLC
4.750% due 03/21/2028			11,790		11,834

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
5.050% due 08/11/2028		9,996		10,074
Boeing Co.
5.040% due 05/01/2027		12,000		12,036
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		10,300		10,327
Chick-fil-A, Inc.
4.600% due 07/21/2029 «(b)(g)		1,000		992
Continental Resources, Inc.
2.268% due 11/15/2026		1,200		1,189
FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/2028		1,400		1,368
4.150% due 03/15/2028		900		895
Gartner, Inc.
4.500% due 07/01/2028		7,200		7,074
Global Payments, Inc.
4.450% due 06/01/2028		4,000		3,967
Hyundai Capital America
1.800% due 01/10/2028		200		192
4.875% due 06/23/2027		3,300		3,313
4.900% due 06/23/2028		3,300		3,309
5.131% (SOFRRATE + 1.500%) due 01/08/2027 ~		17,300		17,381
Las Vegas Sands Corp.
5.625% due 06/15/2028		9,300		9,414
5.900% due 06/01/2027		6,500		6,562
Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028		11,850		11,883
4.900% due 11/15/2027		3,350		3,368
National Football League
5.480% due 10/05/2028 «(g)		2,400		2,416
NTT Finance Corp.
4.620% due 07/16/2028		500		499
4.713% (SOFRRATE + 1.080%) due 07/16/2028 ~		1,100		1,109
4.741% due 03/31/2028 (b)		1,100		1,101
Philip Morris International, Inc.
4.125% due 04/28/2028		15,000		14,925
QatarEnergy
4.625% due 06/23/2029		2,300		2,286
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		14,500		14,460
Southwest Airlines Co.
5.125% due 06/15/2027		15,700		15,767
Telefonica Emisiones SA
4.103% due 03/08/2027		900		897
Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		23,145		23,249

				232,427

UTILITIES 0.9%
AES Corp.
5.200% due 07/15/2029		700		704
Constellation Energy Generation LLC
3.900% due 01/08/2028		900		892
4.233% (SOFRRATE + 0.600%) due 01/08/2028 ~		2,300		2,302
Edison International
5.000% due 05/05/2028		2,000		2,003
5.450% due 06/15/2029		900		909
6.250% due 03/15/2030		400		411
Emera U.S. Finance LLC
4.500% due 04/01/2029		1,600		1,589
ENEL Finance International NV
1.625% due 07/12/2026		3,200		3,197
FirstEnergy Corp.
3.900% due 07/15/2027		300		298
Jersey Central Power & Light Co.
4.600% due 01/15/2030		700		696
Monongahela Power Co.
4.450% due 08/15/2029		400		398
National Rural Utilities Cooperative Finance Corp.
4.189% (SOFRRATE + 0.550%) due 12/03/2027 ~		6,500		6,511
NextEra Energy Capital Holdings, Inc.
4.428% (SOFRINDX + 0.800%) due 02/04/2028 ~		5,750		5,775
Pacific Gas & Electric Co.
4.200% due 03/01/2029		100		99
5.550% due 05/15/2029		220		225
6.100% due 01/15/2029		100		103
Public Service Co. of Colorado
3.700% due 06/15/2028		500		493
Sempra
4.313% (SOFRINDX + 0.670%) due 01/07/2028 ~		10,100		10,148
Southern California Edison Co.
3.650% due 03/01/2028		700		689
4.700% due 06/01/2027		1,100		1,100
5.650% due 10/01/2028		100		102

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
5.850% due 11/01/2027		600		609

				39,253

Total Corporate Bonds & Notes (Cost $794,921)				797,252

U.S. GOVERNMENT AGENCIES 47.9%
Federal Home Loan Mortgage Corp.
0.800% due 10/28/2026 (j)		83,100		82,270
2.500% due 12/01/2032		1,197		1,151
3.000% due 01/01/2027 - 03/01/2052		11,078		9,691
3.500% due 02/01/2047 - 06/01/2047		5,405		5,010
4.000% due 12/01/2047		2,201		2,091
4.500% due 04/01/2053 - 09/01/2053		5,391		5,194
5.000% due 12/01/2049 - 08/01/2054		17,634		17,457
5.500% due 08/01/2053 - 12/01/2053		25,647		25,904
5.802% due 04/01/2035 •		138		140
5.988% due 03/01/2035 •		65		67
6.000% due 01/01/2053 - 04/01/2055		21,855		22,780
6.125% due 08/01/2035 •		100		102
6.150% due 07/01/2035 •		2		2
6.318% due 02/01/2037 •		1		1
6.375% due 10/01/2035 •		83		84
6.460% due 05/01/2037 •		6		6
7.000% due 01/01/2030 - 04/01/2032		2		3
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.004% due 07/25/2054 ~		8,556		8,295
Federal Home Loan Mortgage Corp. REMICS
1.250% due 10/15/2027		1,953		1,922
1.375% due 11/15/2027		1,508		1,484
2.500% due 10/25/2049		89		77
2.763% due 07/15/2036 •(a)		544		48
3.000% due 03/15/2027 - 05/15/2027 (a)		432		3
3.443% due 08/15/2036 •(a)		1,505		145
4.037% due 02/15/2037 •		15		15
4.047% due 02/15/2037 •		23		23
4.057% due 07/15/2043 •		3,008		2,971
4.157% due 12/15/2031 - 06/15/2042 •		3,742		3,713
4.227% due 05/15/2036 •		11		11
4.257% due 01/15/2042 •		8		8
4.449% due 02/15/2051 •		23,452		23,168
4.562% due 01/15/2038 •		1,065		1,074
4.568% due 11/25/2054 •		12,258		12,358
4.578% due 02/25/2055 •		3,305		3,326
4.598% due 08/25/2054 •		5,701		5,746
4.608% due 08/25/2055 •		36,071		36,223
4.628% due 02/25/2055 - 06/25/2055 •		14,017		14,153
4.642% due 07/25/2056 •		3,500		3,501
4.650% due 07/25/2056 •		4,000		4,006
4.778% due 03/25/2055 - 08/25/2055 •		6,041		6,105
4.828% due 02/25/2055 - 08/25/2055 •		84,561		85,380
4.978% due 02/25/2054 •		23,263		23,484
5.128% due 06/25/2056 •		11,810		11,896
5.500% due 07/15/2034		147		149
6.000% due 12/15/2028 - 07/15/2029		5		5
6.500% due 03/15/2029 - 06/15/2032		258		266
7.500% due 07/15/2030		9		9
Federal Home Loan Mortgage Corp. STRIPS
2.243% due 08/15/2043 •(a)		13,887		1,263
3.748% due 08/15/2044 •		3,580		3,590
4.107% due 05/15/2037 •		4		4
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.022% due 09/25/2031 •		199		199
4.023% due 08/25/2031 •		162		163
4.498% due 08/15/2032 ~		2		2
5.144% due 07/25/2044 •		726		712
6.500% due 07/25/2043		4,757		4,875
Federal National Mortgage Association
2.080% due 10/01/2026		3,780		3,752
2.500% due 02/01/2035		993		956
3.000% due 12/01/2026 - 04/01/2052		196,679		172,888
3.500% due 02/01/2047 - 12/01/2047		128,594		117,820
4.000% due 01/01/2046 - 06/01/2053		48,967		46,706
4.290% due 03/01/2035 •		33		32
4.500% due 01/01/2027 - 06/01/2053		5,627		5,446
4.662% due 12/01/2036 •		1		1
4.967% due 07/01/2042 - 07/01/2044 •		78		78
5.000% due 05/01/2027 - 08/01/2054		67,507		66,806
5.017% due 09/01/2041 •		8		8
5.167% due 10/01/2030 - 11/01/2039 •		28		28
5.178% due 09/01/2034 •		1		1
5.491% due 03/01/2035 •		432		439
5.500% due 07/01/2053		4,430		4,476
5.675% due 03/01/2035 •		39		40
5.750% due 01/01/2035 •		258		263
5.842% due 12/01/2033 •		27		28
5.863% due 11/01/2034 •		49		50

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
5.940% due 05/01/2035 •		19		19
5.993% due 06/01/2035 •		21		21
6.000% due 03/01/2032 - 01/01/2039		1,207		1,263
6.053% due 04/01/2034 •		68		70
6.095% due 11/01/2027 •		1		1
6.125% due 08/01/2029 •		21		22
6.133% due 06/01/2035 •		70		71
6.143% due 07/01/2035 •		59		60
6.212% due 07/01/2035 •		29		30
6.220% due 10/01/2035 •		104		106
6.270% due 09/01/2032 •		77		78
6.287% due 11/01/2035 •		5		6
6.375% due 08/01/2035 •		287		293
6.390% due 09/01/2035 •		75		77
6.432% due 08/01/2035 •		77		79
6.455% due 09/01/2035 •		5		5
6.500% due 09/01/2033 - 03/01/2038		157		166
7.000% due 04/01/2034		5		5
8.000% due 04/01/2030 - 11/01/2031		70		72
Federal National Mortgage Association REMICS
1.000% due 01/25/2043		215		186
2.000% due 11/25/2046		10,201		9,496
2.308% due 10/25/2042 •(a)		7,094		679
2.408% due 11/25/2042 •(a)		5,850		270
2.500% due 05/25/2028 (a)		717		12
2.908% due 01/25/2042 •(a)		638		80
3.787% due 12/25/2036 •		128		125
3.928% due 11/25/2050 •		887		858
3.975% due 06/25/2034 •		21		20
3.992% due 01/25/2037 •		2		2
4.042% due 03/25/2037 •		255		253
4.092% due 03/25/2037 - 07/25/2037 •		222		220
4.102% due 03/25/2037 •		13		13
4.122% due 07/25/2037 •		292		290
4.142% due 06/25/2032 - 10/25/2040 •		41		40
4.192% due 12/25/2040 •		5		5
4.212% due 07/25/2037 •		379		378
4.214% due 09/25/2046 •		1,616		1,607
4.242% due 08/25/2037 •		13		13
4.250% due 05/25/2033		57		57
4.412% due 03/25/2038 •		12		13
4.449% due 01/25/2051 •		782		785
4.492% due 03/25/2038 - 01/25/2040 •		146		147
4.528% due 03/25/2055 •		6,720		6,748
4.578% due 11/25/2053 •		2,207		2,223
4.592% due 02/25/2040 •		92		93
4.678% due 01/25/2055 •		2,718		2,732
4.778% due 03/25/2055 •		8,508		8,582
4.788% due 03/25/2055 •		10,668		10,792
4.828% due 07/25/2055 - 08/25/2055 •		108,481		109,914
5.128% due 12/25/2054 •		9,919		10,054
5.500% due 08/25/2034		202		203
6.500% due 07/25/2031 - 04/25/2032		273		280
Federal National Mortgage Association REMICS Trust
4.658% due 12/25/2042 ~		409		405
Federal National Mortgage Association Trust
4.092% due 03/25/2044 •		12		12
Federal National Mortgage Association-ACES
3.167% due 06/25/2027 ~		6,234		6,162
Government National Mortgage Association
4.500% due 08/20/2048		634		620
5.000% due 01/20/2027 - 02/20/2032 •		234		236
5.125% due 11/20/2026 - 12/20/2027 •		9		9
5.375% due 07/20/2027 - 07/20/2034 •		16		17
5.625% due 04/20/2027 - 05/20/2030 •		9		9
Government National Mortgage Association REMICS
3.909% due 09/20/2071 - 09/20/2073 •		1,871		1,866
4.061% due 05/20/2068 •		116		115
4.111% due 12/20/2062 •		40		40
4.161% due 12/20/2060 •		100		99
4.261% due 08/20/2069 •		7,815		7,810
4.361% due 03/20/2065 - 07/20/2065 •		2,201		2,204
4.369% due 11/20/2074 •		909		916
4.403% due 02/20/2060 •		245		245
4.409% due 04/20/2072 •		9,281		9,257
4.411% due 10/20/2064 •		1,609		1,612
4.459% due 05/20/2074 •		475		480
4.509% due 08/20/2073 •		4,142		4,200
4.531% due 10/20/2066 •		87		87
4.559% due 09/20/2073 •		12,379		12,587
4.561% due 05/20/2066 •		492		494
4.569% due 08/20/2073 •		11,620		11,806
4.589% due 09/20/2073 •		4,212		4,277
4.661% due 04/20/2066 •		595		598
4.709% due 05/20/2073 •		3,339		3,395
4.727% due 12/20/2066 •		1,920		1,936

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.769% due 11/20/2072 •		72,371		73,999
4.779% due 11/20/2072 •		85,557		87,550
5.011% due 08/20/2070 •		16,461		16,815
5.109% due 08/20/2071 •		8,183		8,436
5.729% due 05/20/2041 ~		93		91
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2056 - 08/01/2056		58,915		55,035
4.500% due 08/01/2041		50		49
5.000% due 07/01/2056 - 08/01/2056		348,690		342,323
5.500% due 07/01/2056 - 08/01/2056		106,900		107,105
6.000% due 09/01/2056		366,190		372,850
Vendee Mortgage Trust
6.500% due 05/15/2029		1,109		1,119

Total U.S. Government Agencies (Cost $2,188,799)				2,158,623

U.S. TREASURY OBLIGATIONS 2.2%
U.S. Treasury Bonds
4.875% due 08/15/2045		261		260
U.S. Treasury Inflation Protected Securities (e)
0.625% due 07/15/2032		25,553		23,672
1.125% due 01/15/2033		48,485		45,875
U.S. Treasury Notes
4.125% due 02/15/2036		10		10
4.375% due 11/30/2028 (j)(l)		31,200		31,347

Total U.S. Treasury Obligations (Cost $102,048)				101,164

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.3%
1211 Avenue of the Americas Trust
3.901% due 08/10/2035		6,950		6,747
280 Park Avenue Mortgage Trust
4.792% due 09/15/2034 •		10,200		10,188
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		13		13
American Home Mortgage Assets Trust
4.303% due 11/25/2035 •		95		94
Angel Oak Mortgage Trust
1.820% due 11/25/2066 ~		6,063		5,439
5.338% due 05/27/2069 þ		662		662
Ashford Hospitality Trust
4.698% due 04/15/2035 •		186		186
Atrium Hotel Portfolio Trust
4.853% due 12/15/2036 •		8,124		8,090
BAMLL Commercial Mortgage Securities Trust
4.790% due 09/15/2038 •		4,100		3,954
Banc of America Alternative Loan Trust
5.500% due 10/25/2033		1,253		1,259
Banc of America Funding Trust
5.365% due 05/25/2035 ~		35		34
5.500% due 09/25/2035		113		114
5.608% due 02/20/2036 ~		140		134
Banc of America Mortgage Trust
4.750% due 02/25/2035 ~		32		31
5.042% due 09/25/2035 ~		748		671
Bear Stearns ALT-A Trust
4.002% due 04/25/2035 ~		674		663
4.642% due 09/25/2035 ~		787		405
5.044% due 05/25/2035 ~		128		123
6.201% due 09/25/2034 ~		76		75
Bear Stearns ARM Trust
4.641% due 11/25/2030 ~		3		3
4.770% due 08/25/2035 ~		372		324
4.809% due 08/25/2035 ~		2,250		2,110
4.974% due 01/25/2035 ~		114		111
5.125% due 01/25/2035 ~		1		1
5.625% due 02/25/2033 ~		2		2
5.698% due 01/25/2034 ~		4		3
5.740% due 08/25/2033 ~		18		18
5.779% due 10/25/2036 ~		38		38
6.000% due 04/25/2033 ~		95		96
6.375% due 08/25/2033 ~		59		58
Bear Stearns Structured Products, Inc. Trust
4.750% due 01/26/2036 ~		1,133		791
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.043% due 01/25/2035 •		35		35
CHL Mortgage Pass-Through Trust
6.148% due 02/20/2036 •		3,271		3,090
Citigroup Mortgage Loan Trust, Inc.
4.933% due 03/25/2036 ~		365		363
5.750% due 09/25/2035 •		4		4
6.028% due 03/25/2034 ~		141		132
CLNY Trust
5.108% due 11/15/2038 •		3,749		3,713
COMM Mortgage Trust
4.673% due 06/15/2034 •		3,400		3,342

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
5.040% due 12/15/2038 •			19,379		19,257
Countrywide Alternative Loan Trust
4.163% due 06/25/2036 •			322		125
Credit Suisse First Boston Mortgage Securities Corp.
4.426% due 03/25/2032 ~			143		139
CSFB Mortgage-Backed Pass-Through Certificates
6.558% due 10/25/2033 ~			8		8
CSMC Trust
6.456% due 06/01/2050 ~			12,819		12,782
DBGS Mortgage Trust
5.285% due 10/15/2039 •			1,220		1,221
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.163% due 06/25/2037 •			5,104		4,613
EMF-NL Prime BV
3.090% due 04/17/2041 •	EUR		3,000		3,284
Eurosail-U.K. PLC
4.816% (BP0003M + 0.950%) due 06/13/2045 ~	GBP		777		1,029
First Horizon Alternative Mortgage Securities Trust
4.782% due 09/25/2034 ~			$14		14
4.803% due 09/25/2035 ~			82		73
Government National Mortgage Association REMICS
4.389% due 10/20/2075 •			14,700		14,820
GS Mortgage Securities Corp. Trust
4.922% due 11/15/2032 •			2,514		2,494
4.990% due 12/15/2036 •			150		150
GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 ~			19,794		17,064
GSR Mortgage Loan Trust
4.837% due 09/25/2035 ~			102		98
5.073% due 09/25/2035 ~			8		7
5.702% due 07/25/2035 ~			471		235
6.000% due 03/25/2032			12		12
HarborView Mortgage Loan Trust
4.330% due 07/19/2035 ~			1,131		839
Harvest Funding PLC
4.643% due 11/15/2069 •	GBP		4,000		5,307
IndyMac INDX Mortgage Loan Trust
4.183% due 05/25/2046 •			$718		669
JP Morgan Chase Commercial Mortgage Securities Trust
5.089% due 12/15/2036 •			7,000		3,220
JP Morgan Mortgage Trust
0.000% due 04/25/2037 ~			93		49
4.828% due 04/25/2066 ~			8,790		8,822
5.088% due 08/25/2035 ~			742		622
6.032% due 07/25/2035 ~			9		9
MASTR Adjustable Rate Mortgages Trust
5.370% due 11/21/2034 ~			27		27
Morgan Stanley Capital I Trust
4.690% due 12/15/2036 •			100		58
Morgan Stanley Mortgage Loan Trust
4.007% due 08/25/2034 ~			38		35
4.023% due 04/25/2035 •			483		484
4.083% due 01/25/2035 •			125		120
5.500% due 11/25/2035			809		707
MortgageIT Trust
4.403% due 02/25/2035 •			58		58
Natixis Commercial Mortgage Securities Trust
4.840% due 08/15/2038 •			4,826		4,783
New Orleans Hotel Trust
4.662% due 04/15/2032 •			1,400		1,400
Newgate Funding PLC
3.001% due 12/15/2050 •	EUR		475		541
NYO Commercial Mortgage Trust
4.835% due 11/15/2038 •			$4,700		4,700
OBX Trust
3.000% due 01/25/2052 ~			18,105		15,565
4.528% due 10/25/2051 •			4,737		4,437
One Market Plaza Trust
3.614% due 02/10/2032			6,282		6,072
Prime Mortgage Trust
4.163% due 02/25/2034 •			72		69
Project Cashmere
4.543% due 12/30/2057 «(b)	AUD		88,700		61,211
SFO Commercial Mortgage Trust
5.139% due 05/15/2038 •			$3,500		3,501
STARM Mortgage Loan Trust
6.034% due 01/25/2037 ~			396		217
Structured Adjustable Rate Mortgage Loan Trust
5.923% due 02/25/2034 ~			8		7
Structured Asset Mortgage Investments II Trust
4.023% due 03/25/2037 •			33		12
4.323% due 02/25/2036 •			610		524
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~			31		31
4.414% due 09/19/2032 •			60		56

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.032% due 06/25/2033 ~			5		5
Thornburg Mortgage Securities Trust
3.019% due 12/25/2045 •			374		347
6.320% due 10/25/2045 •			432		434
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~			1,424		1,364
4.763% due 05/25/2058 •			1,751		1,783
UWM Mortgage Trust
4.578% due 12/25/2051 •			16,450		15,365
VASA Trust
4.640% due 07/15/2039 •			4,998		4,908
VNDO Trust
4.033% due 01/10/2035 ~			4,920		4,914
WaMu Mortgage Pass-Through Certificates Trust
4.343% due 10/25/2045 •			16		15
4.503% due 11/25/2034 •			858		844
4.626% due 01/25/2036 ~			49		48
4.744% due 08/25/2046 •			18		17
5.144% due 06/25/2042 •			117		112
6.000% due 06/25/2034			289		295
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
5.975% due 02/25/2033 ~			2		2

Total Non-Agency Mortgage-Backed Securities (Cost $292,181)					285,146

ASSET-BACKED SECURITIES 6.0%
AUTOMOBILE ABS OTHER 0.2%
Nissan Auto Receivables Owner Trust
4.023% due 03/15/2029 •			6,300		6,309

AUTOMOBILE SEQUENTIAL 0.7%
Carvana Auto Receivables Trust
3.915% due 06/10/2027			1,832		1,832
4.400% due 08/10/2029			4,600		4,596
Chase Auto Owner Trust
5.680% due 01/25/2029			798		803
Chesapeake Funding II LLC
5.520% due 05/15/2036			432		434
Citizens Auto Receivables Trust
5.840% due 01/18/2028			80		80
GLS Auto Receivables Issuer Trust
4.750% due 03/15/2028			175		175
M&T Bank Auto Receivables Trust
3.926% due 06/15/2027			4,569		4,568
4.330% due 07/16/2029			5,700		5,698
Nissan Auto Receivables Owner Trust
4.190% due 03/15/2029			3,400		3,399
Oscar U.S. Funding XIV LLC
2.820% due 04/10/2029			6,245		6,206
Oscar U.S. Funding XVII LLC
4.630% due 12/10/2027			139		139
PenFed Auto Receivables Owner Trust
4.320% due 06/15/2029			500		500
SFS Auto Receivables Securitization Trust
5.470% due 10/20/2028			482		484
Stellantis Financial Underwritten Enhanced Lease Trust
4.630% due 07/20/2027			3,821		3,826

					32,740

CMBS OTHER 0.8%
Arbor Realty Commercial Real Estate Notes Ltd.
5.043% due 01/15/2037 •			1,343		1,345
AREIT Trust
4.856% due 01/20/2037 •			4,780		4,787
GPMT Ltd.
5.108% due 12/15/2036 •			10,329		10,342
MF1 LLC
5.789% due 06/19/2037 •			12,491		12,495
MF1 Ltd.
4.989% due 02/19/2037 •			7,624		7,627

					36,596

CREDIT CARD OTHER 0.4%
Synchrony Card Funding LLC
5.740% due 10/15/2029			17,600		17,680

FINANCE CONSUMER LOANS 0.0%
SLM Student Loan Trust
2.951% due 12/15/2033 •	EUR		345		374

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
HOME EQUITY OTHER 0.4%
Asset-Backed Securities Corp. Home Equity Loan Trust
4.260% due 06/15/2031 •			$4		4
Bear Stearns Asset-Backed Securities Trust
4.763% due 11/25/2042 •			74		74
5.563% due 03/25/2043 •			594		585
Centex Home Equity Loan Trust
4.693% due 09/25/2034 •			721		707
Countrywide Asset-Backed Certificates Trust
4.513% due 03/25/2034 •			145		153
EquiFirst Mortgage Loan Trust
4.243% due 01/25/2034 •			112		111
Fremont Home Loan Trust
3.883% due 01/25/2037 •			155		70
GSAMP Trust
3.903% due 12/25/2036 •			1,211		597
Home Equity Asset Trust
4.323% due 08/25/2036 •			2,092		2,082
HSI Asset Securitization Corp. Trust
3.863% due 10/25/2036 •			27		9
JP Morgan Mortgage Trust
4.894% due 04/25/2066 ~			7,659		7,574
Morgan Stanley ABS Capital I, Inc. Trust
4.013% due 05/25/2037 •			2,483		2,279
4.468% due 12/25/2034 •			298		299
Morgan Stanley IXIS Real Estate Capital Trust
3.813% due 11/25/2036 •			13		4
New Century Home Equity Loan Trust
4.483% due 03/25/2035 •			899		911
NovaStar Mortgage Funding Trust
4.083% due 05/25/2036 •			253		252
RAAC Trust
4.463% due 03/25/2034 •			31		31
Renaissance Home Equity Loan Trust
4.463% due 08/25/2032 •			40		39
Saxon Asset Securities Trust
3.603% due 03/25/2035 •			88		71
Securitized Asset-Backed Receivables LLC Trust
3.883% due 12/25/2036 •			2,703		548
4.023% due 05/25/2037 •			294		231
Soundview Home Loan Trust
3.883% due 11/25/2036 •			1,049		274
Structured Asset Investment Loan Trust
4.468% due 03/25/2034 •			1,154		1,226
4.663% due 09/25/2034 •			43		41

					18,172

MANUFACTURING HOUSE SEQUENTIAL 0.0%
Mid-State Trust XI
4.864% due 07/15/2038			12		12

WHOLE LOAN COLLATERAL 0.1%
First Franklin Mortgage Loan Trust
4.588% due 05/25/2034 •			560		554
GSAMP Trust
3.485% due 11/25/2034 •			648		630
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.323% due 12/25/2035 •			1,132		1,126

					2,310

OTHER ABS 3.4%
AGL CLO 14 Ltd.
4.802% due 12/02/2034 •			1,000		1,001
AMMC CLO 24 Ltd.
4.875% due 01/20/2035 •			1,300		1,300
Anchorage Capital CLO 21 Ltd.
4.725% due 10/20/2034 •			1,100		1,101
Apidos CLO XI
4.920% due 04/17/2034 •			1,000		1,001
ARES European CLO XIX DAC
3.586% due 07/15/2037 «•	EUR		1,100		1,257
ARES XLIV CLO Ltd.
4.803% due 04/15/2034 •			$2,600		2,603
Atlas Senior Loan Fund XVI Ltd.
4.775% due 01/20/2034 •			1,066		1,067
Atlas Senior Loan Fund XVIII Ltd.
4.785% due 01/18/2035 •			1,800		1,801
Bain Capital Credit CLO Ltd.
4.840% due 07/17/2035 •			1,700		1,702
BNPP AM Euro CLO DAC
2.804% due 04/15/2031 •	EUR		185		211

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Canyon Capital CLO Ltd.
4.683% due 10/15/2034 •			$1,000		1,001
Capital Four CLO X DAC
3.415% due 10/25/2038 •	EUR		1,000		1,144
Capital Street Master Trust
4.693% due 08/16/2029 •			$1,000		1,001
Carlyle Euro CLO DAC
3.173% due 08/15/2032 •	EUR		1,681		1,922
DataBank Issuer II LLC
5.180% due 09/27/2055			$4,800		4,712
Dryden 95 CLO Ltd.
4.682% due 08/20/2034 •			1,100		1,100
Elevation CLO Ltd.
4.797% due 07/25/2034 •			3,300		3,304
Flatiron CLO 19 Ltd.
4.829% due 11/16/2034 •			525		526
Golub Capital Partners CLO 50B-R Ltd.
4.785% due 04/20/2035 •			1,500		1,501
Guggenheim CLO Ltd.
4.823% due 01/15/2035 •			1,000		1,000
Hayfin Emerald CLO VI DAC
3.454% due 10/15/2038 •	EUR		900		1,029
ICG U.S. CLO Ltd.
4.825% due 10/20/2034 •			$3,100		3,104
Indigo Credit Management I DAC
3.464% due 10/15/2037 •	EUR		1,000		1,144
Jamestown CLO XVI Ltd.
4.787% due 07/25/2034 •			$1,200		1,201
KKR CLO 36 Ltd.
4.823% due 10/15/2034 •			1,300		1,301
KKR CLO 42 Ltd.
4.825% due 07/20/2034 •			1,100		1,101
Madison Park Euro Funding XIV DAC
3.004% due 07/15/2032 •	EUR		4,931		5,641
Marble Point CLO XXII Ltd.
4.887% due 07/25/2034 •			$3,500		3,504
Massachusetts Educational Financing Authority
4.880% due 04/25/2038 •			409		409
Navesink CLO 2 Ltd.
4.863% due 01/15/2036 •			700		701
Northwoods Capital 25 Ltd.
4.795% due 07/20/2034 •			800		801
Ocean Trails CLO XI
4.705% due 07/20/2034 •			3,400		3,402
Pagaya AI Debt Grantor Trust
5.065% due 03/15/2032			104		104
5.108% due 03/15/2033			314		314
Palmer Square European Loan Funding DAC
3.054% due 10/15/2034 •	EUR		842		962
3.134% due 07/15/2035 •			555		635
3.150% due 10/15/2035 •			1,000		1,144
3.253% due 08/15/2033 •			378		433
3.433% due 02/15/2035 •			1,844		2,108
Palmer Square Loan Funding Ltd.
4.493% due 01/15/2033 •			$3,952		3,950
PK ALIFT Loan Funding 6 LP
5.365% due 11/15/2042			1,246		1,250
Providus CLO VIII DAC
3.415% due 11/20/2038 •	EUR		700		800
Reach ABS Trust
4.340% due 02/15/2035			$2,144		2,142
Rockford Tower Europe CLO DAC
3.121% due 01/24/2035 •	EUR		500		571
Romark CLO - IV Ltd.
4.819% due 07/10/2034 •			$1,200		1,201
RRE 3 Loan Management DAC
3.494% due 12/15/2039 •	EUR		500		572
Silver Rock CLO II Ltd.
4.715% due 01/20/2035 •			$1,200		1,201
SMB Private Education Loan Trust
0.000% due 11/16/2054 «(d)			1		5
3.940% due 02/16/2055			9,638		9,287
4.793% due 11/16/2054 •			2,673		2,675
5.043% due 02/16/2055 •			9,638		9,653
5.090% due 11/16/2054			19,602		19,464
5.380% due 07/15/2053			1,847		1,863
5.600% due 11/16/2054			1,212		1,209
5.670% due 11/15/2052			6,889		6,954
6.030% due 11/16/2054			242		240
6.800% due 11/16/2054			1,939		1,940
Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •			1,300		1,301
Symphony CLO XXIV Ltd.
4.796% due 10/23/2035 •			1,200		1,201
Symphony CLO XXXII Ltd.
4.816% due 10/23/2035			2,400		2,403

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
THL Credit Wind River CLO Ltd.
4.873% due 04/15/2035 •			2,400		2,403
Tikehau CLO IX DAC
3.458% due 01/20/2037 •	EUR		4,900		5,608
Tikehau CLO V DAC
3.404% due 10/15/2038 •			2,500		2,861
Toro European CLO 3 DAC
3.194% due 07/15/2034 •			483		553
Trinitas CLO XVII Ltd.
4.825% due 10/20/2034 •			$1,900		1,902
Trinitas CLO XX Ltd.
4.715% due 07/20/2035 •			2,000		2,000
Trysail CLO Ltd.
4.914% due 10/20/2033 •			1,000		1,002
Venture 36 CLO Ltd.
5.067% due 04/20/2032 •			6,080		6,083
Wellfleet CLO Ltd.
4.823% due 07/15/2034 •			900		901
4.855% due 04/20/2034 •			700		701
Wind River CLO Ltd.
4.785% due 07/20/2034 •			1,700		1,702

					154,891

Total Asset-Backed Securities (Cost $272,009)					269,084

SOVEREIGN ISSUES 4.4%
Abu Dhabi Government International Bonds
4.875% due 04/30/2029			2,900		2,922
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (d)	BRL		543,911		101,912
0.000% due 04/01/2027 (d)			326,164		57,416
Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029			$11,300		11,675
Israel Government International Bonds
5.375% due 02/19/2030			6,300		6,389
Saudi Government International Bonds
5.125% due 01/13/2028			16,100		16,213

Total Sovereign Issues (Cost $196,942)					196,527

SHORT-TERM INSTRUMENTS 18.8%
COMMERCIAL PAPER 6.1%
Alimentation Couche-Tard, Inc.
4.010% due 07/14/2026			2,900		2,896
4.010% due 07/17/2026			1,400		1,397
4.040% due 07/13/2026			850		849
Alliant Energy Corp.
3.830% due 07/01/2026			650		650
Amdocs Capital Solutions Ltd.
4.030% due 07/15/2026 (b)			3,800		3,794
4.040% due 07/08/2026			2,550		2,548
American Electric Power Co., Inc.
4.010% due 07/24/2026			3,250		3,241
AMETEK, Inc.
4.020% due 07/20/2026			11,350		11,325
4.020% due 07/23/2026			400		399
4.040% due 07/07/2026			5,300		5,296
4.100% due 08/10/2026			3,700		3,683
Aon Corp.
4.000% due 07/22/2026			1,100		1,097
AutoNation, Inc.
4.050% due 07/01/2026			2,300		2,300
Bacardi-Martini BV
4.430% due 08/06/2026			650		647
Boston Scientific Corp.
4.000% due 07/01/2026			650		650
4.025% due 07/07/2026			400		400
Brookfield Corporate Treasury Ltd.
4.000% due 07/30/2026			300		299
4.010% due 07/29/2026			6,300		6,280
4.030% due 07/31/2026			250		249
CBRE Services, Inc.
4.020% due 07/27/2026			3,300		3,290
4.020% due 07/28/2026			2,250		2,243
4.030% due 07/24/2026			1,450		1,446
4.050% due 07/17/2026			5,200		5,190
Clorox Co.
4.090% due 07/07/2026			950		949
4.100% due 07/13/2026			450		449
Columbia Pipelines Holding Co. LLC
4.100% due 07/28/2026			2,450		2,442
Constellation Energy Generation LLC
4.000% due 07/20/2026			300		299
4.050% due 07/28/2026			2,350		2,342

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.050% due 07/30/2026		300		299
4.100% due 07/01/2026		650		650
4.100% due 08/03/2026		1,400		1,394
4.110% due 08/03/2026		1,431		1,425
4.110% due 08/04/2026		3,350		3,335
4.120% due 08/05/2026		550		548
4.150% due 07/02/2026		2,500		2,499
eBay, Inc.
4.060% due 08/24/2026		1,400		1,391
4.060% due 08/25/2026		600		596
Enbridge U.S., Inc.
4.040% due 08/17/2026		5,489		5,460
4.040% due 08/18/2026		3,200		3,183
Entergy Corp.
4.060% due 08/12/2026		300		299
4.060% due 08/18/2026		400		398
4.060% due 09/09/2026		1,000		992
4.060% due 09/10/2026		1,200		1,190
4.070% due 08/19/2026		1,750		1,740
4.070% due 08/20/2026		950		945
4.100% due 07/08/2026		1,100		1,099
4.100% due 07/23/2026		1,400		1,396
Equifax, Inc.
4.050% due 07/30/2026		1,500		1,495
4.060% due 07/24/2026		1,000		997
4.140% due 07/30/2026		3,650		3,638
ERAC USA Finance LLC
4.000% due 07/10/2026		6,200		6,193
Evergy Missouri West, Inc.
4.030% due 07/01/2026		2,200		2,200
Extra Space Storage LP
4.000% due 07/09/2026		1,150		1,149
Fidelity National Information Services, Inc.
4.000% due 07/07/2026		850		849
4.000% due 07/08/2026		650		649
4.000% due 07/09/2026		4,650		4,646
4.000% due 07/10/2026		1,100		1,099
4.000% due 07/13/2026		6,800		6,790
4.000% due 07/14/2026		1,800		1,797
4.000% due 07/15/2026		3,100		3,095
4.000% due 07/16/2026		5,000		4,991
4.000% due 07/17/2026		450		449
4.000% due 07/21/2026		4,400		4,390
Fiserv, Inc.
4.000% due 07/27/2026 (b)		650		648
Givaudan U.S., Inc.
4.020% due 07/08/2026		1,000		999
Glencore Funding LLC
4.040% due 08/04/2026		2,000		1,992
4.050% due 08/10/2026		4,800		4,778
4.050% due 08/11/2026		3,200		3,185
4.130% due 09/17/2026 (b)		1,800		1,784
Global Payments, Inc.
4.220% due 07/01/2026		8,700		8,699
4.220% due 07/02/2026		4,500		4,499
4.220% due 07/06/2026		3,600		3,598
Haleon U.K. Capital PLC
4.100% due 07/10/2026		2,450		2,447
HCA, Inc.
4.220% due 07/14/2026		1,300		1,298
4.220% due 07/17/2026		2,000		1,996
4.270% due 08/11/2026		1,300		1,293
4.270% due 08/17/2026		1,550		1,541
4.270% due 08/20/2026		1,300		1,292
4.300% due 08/17/2026		14,500		14,415
4.300% due 08/18/2026		4,500		4,473
4.330% due 07/27/2026		3,000		2,990
Humana, Inc.
3.990% due 07/06/2026		900		899
Intesa Sanpaolo Funding LLC
4.010% due 09/28/2026		1,250		1,237
4.010% due 09/29/2026		700		693
Jabil, Inc.
4.150% due 07/06/2026		5,150		5,146
4.150% due 07/31/2026		250		249
4.150% due 08/07/2026		7,100		7,068
Jones Lang LaSalle Finance BV
4.010% due 07/07/2026		600		600
4.010% due 07/09/2026		300		300
4.080% due 07/21/2026		250		249
Keurig Dr. Pepper, Inc.
4.250% due 07/09/2026		1,050		1,049
4.300% due 07/06/2026		1,100		1,099
4.350% due 07/17/2026		2,150		2,146
4.350% due 07/20/2026		5,900		5,886
4.350% due 07/22/2026		4,950		4,937

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2026 (Unaudited)

	$	$
4.370% due 07/13/2026	6,350		6,341
4.380% due 07/16/2026	3,200		3,194
4.400% due 07/15/2026	4,000		3,993
4.400% due 07/29/2026	2,050		2,043
4.410% due 08/24/2026	1,750		1,738
Lseg U.S. Fin Corp.
4.020% due 09/02/2026	250		248
McCormick & Co., Inc.
4.000% due 07/02/2026	2,100		2,100
Oglethorpe Power Corp.
4.030% due 07/10/2026	1,700		1,698
4.030% due 08/03/2026 (b)	700		698
RELX, Inc.
4.000% due 07/27/2026	900		897
Rogers Communications, Inc.
4.250% due 08/06/2026	600		598
4.260% due 07/30/2026	1,350		1,345
Southern California Edison Co.
4.380% due 07/13/2026	600		599
Spire, Inc.
4.050% due 07/29/2026	650		648
TELUS Corp.
4.150% due 09/29/2026	1,900		1,879
4.250% due 09/15/2026	250		248
4.270% due 08/05/2026	250		249
4.380% due 08/06/2026	250		249
Thomson Reuters Corp.
4.040% due 07/07/2026	2,850		2,848
TR Finance LLC
4.060% due 07/09/2026	5,500		5,495
Triton Container International Ltd./TAL International Container Corp.
4.370% due 08/31/2026	700		695
VW Credit, Inc.
4.160% due 10/01/2026 (b)	1,000		989
Weyerhaeuser Co.
4.030% due 07/06/2026	2,100		2,099
4.050% due 07/06/2026	950		949

			275,241

	SHARES
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (f)	184,565		185

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (h) 3.8%
			170,400

U.S. TREASURY BILLS 8.9%
3.702% due 07/14/2026 - 09/24/2026 (c)(d)(j)(l)	$401,600		399,919

Total Short-Term Instruments (Cost $845,778)			845,745

Total Investments in Securities (Cost $4,692,678)			4,653,541

	SHARES
INVESTMENTS IN AFFILIATES 17.3%
SHORT-TERM INSTRUMENTS 17.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.3%
PIMCO Short Asset Portfolio	79,000,744		778,157

Total Short-Term Instruments (Cost $763,545)			778,157

Total Investments in Affiliates (Cost $763,545)			778,157

Total Investments 120.6% (Cost $5,456,223)			$5,431,698
Financial Derivative Instruments (i)(k) (0.0)% (Cost or Premiums, net $(3,468))			(850)
Other Assets and Liabilities, net (20.6)%			(927,537)

Net Assets 100.0%			$4,503,311

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Coupon represents a 7-Day Yield.

(g)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Chick-fil-A, Inc.	4.600%	07/21/2029	04/23/2026	$1,000	$992	0.02%
Hardwood Funding LLC	4.840	06/07/2028	03/11/2025	1,500	1,496	0.03
National Football League	5.480	10/05/2028	03/14/2024	2,400	2,416	0.05

				$4,900	$4,904	0.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.690%	06/30/2026	07/01/2026	$170,400	U.S. Treasury Notes 4.000% due 02/28/2030	$(173,623)	$170,400	$170,417

Total Repurchase Agreements						$(173,623)	$170,400	$170,417

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (17.0)%
Uniform Mortgage-Backed Security, TBA	3.000%	08/01/2056	$265,050	$(229,582)	$(231,007)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056	176,500	(158,939)	(160,029)
Uniform Mortgage-Backed Security, TBA	6.000	08/01/2056	366,190	(372,324)	(373,179)

Total Short Sales (17.0)%				$(760,845)	$(764,215)

(1)	Includes accrued interest.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	36	$36	$(6)	$0
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	74	74	(13)	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	36	36	(7)	(2)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	74	74	(13)	(1)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.000	07/24/2026	34	34	(10)	(2)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.500	07/24/2026	71	71	(20)	(9)
Call - CBOE U.S. Treasury 10-Year Note August 2026 Futures	111.000	07/24/2026	147	147	(35)	(15)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.000	07/10/2026	29	29	(5)	(2)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.750	07/10/2026	29	29	(4)	(1)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/17/2026	42	42	(10)	(5)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.250	07/17/2026	43	43	(7)	(10)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/17/2026	42	42	(9)	(9)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	111.000	07/17/2026	43	43	(8)	(2)
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.500	07/24/2026	42	42	(10)	(16)

Total Written Options					$(157)	$(74)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2026 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3 Month Euro Euribor Futures	12/2026	934	$259,914	$(206)	$27	$(67)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	296	32,528	250	0	(88)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	19,842	4,090,087	(2,084)	44	(2,217)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	8,513	911,290	2,624	0	(1,596)
Eurex 5 Year Euro BOBL Futures	09/2026	36	4,746	23	0	(3)

				$607	$71	$(3,971)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Eurex 10 Year Euro BUND Futures	09/2026	4	$(582)	$(6)	$1	$0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	3,996	(449,425)	(5,782)	1,560	0

				$(5,788)	$1,561	$0

Total Futures Contracts				$(5,181)	$1,632	$(3,971)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.IG-46 5-Year Index	1.000%	Quarterly	06/20/2031	$2,000	$35	$10	$45	$0	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	45,430	$(923)	$(558)	$(1,481)	$0	$(62)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	36,630,000	1,266	(84)	1,182	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		$150,400	(572)	(2,140)	(2,712)	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		64,400	143	217	360	114	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		9,900	(19)	41	22	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030		24,690	0	394	394	56	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		18,500	0	292	292	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		12,900	0	160	160	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		8,500	0	89	89	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		6,900	0	69	69	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030		2,200	0	21	21	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		26,300	0	246	246	59	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		19,400	0	180	180	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		25,400	0	193	193	57	0

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		2,900	0	21	21	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		9,300	0	65	65	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030		13,700	0	90	90	31	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		1,400	(7)	2	(5)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		243,080	23	2,089	2,112	770	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		1,160	(4)	12	8	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		2,200	(8)	27	19	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		700	(2)	24	22	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		2,700	(10)	95	85	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		2,700	(10)	93	83	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		500	(2)	16	14	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		2,500	(9)	95	86	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		200	(1)	8	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		2,200	(9)	103	94	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		2,500	(10)	117	107	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		300	(1)	18	17	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,500	(7)	91	84	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		2,500	(11)	143	132	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		1,000	(4)	57	53	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		1,000	(4)	60	56	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		1,390	(5)	82	77	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		500	(2)	1	(1)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		1,250	(5)	12	7	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		3,700	(13)	30	17	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		1,300	(5)	15	10	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		5,600	(19)	60	41	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		3,500	(12)	31	19	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		2,500	(7)	19	12	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		5,400	(15)	14	(1)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		5,700	(17)	35	18	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		3,700	(11)	36	25	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		27,680	590	974	1,564	125	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		5,375	(35)	146	111	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		3,800	(8)	87	79	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		4,500	(9)	93	84	22	0
Pay	1-Day USD-SOFR Compounded-OIS	4.006	Annual	05/28/2036		7,400	(19)	14	(5)	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		3,675	121	120	241	30	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	64,250	1,052	(1,970)	(918)	0	(17)
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029	EUR	2,400	(3)	(35)	(38)	1	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		3,500	(7)	5	(2)	3	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		1,700	(3)	25	22	1	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,030	(3)	8	5	1	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		800	(2)	33	31	1	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		1,100	(4)	38	34	1	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		700	(2)	28	26	1	0

							$1,376	$2,247	$3,623	$1,781	$(185)

Total Swap Agreements							$1,411	$2,257	$3,668	$1,781	$(185)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2026 (Unaudited)

(j)	Securities with an aggregate market value of $49,055 and cash of $17,812 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2026	AUD	3,127	$	2,236	$71	$0
	07/2026	CNH	1,761		261	1	0
	07/2026	NZD	13,076		7,723	296	0
	07/2026	$	229	CAD	326	1	0
	07/2026		1,177	GBP	877	0	(14)
	07/2026		6,642	NZD	11,707	33	(26)
	08/2026	CAD	325	$	229	0	(1)
	08/2026	NZD	10,884		6,155	0	(33)
BOA	07/2026	BRL	209		40	0	0
	07/2026	KRW	277,067		182	3	0
	07/2026	NOK	4,515		456	0	0
	07/2026	SGD	19		15	0	0
	07/2026	$	40	BRL	209	0	0
	07/2026		1,434	CNH	9,697	0	(6)
	07/2026		101	INR	9,566	0	0
	07/2026		454	JPY	72,137	0	(10)
	07/2026		993	NOK	9,227	0	(61)
	07/2026		588	PLN	2,220	2	0
	08/2026	ILS	2,862	$	962	0	0
	08/2026	$	258	INR	24,487	0	0
	09/2026	INR	9,628	$	101	0	0
	09/2026	MXN	3,386		191	0	(1)
	09/2026	$	89	INR	8,471	0	0
	10/2026	BRL	21,400	$	3,916	0	(140)
BPS	07/2026		264,491		50,656	2	(581)
	07/2026	CHF	1,271		1,616	43	0
	07/2026	CNH	9,501		1,404	5	0
	07/2026	GBP	148		196	0	(1)
	07/2026	IDR	169,521,830		9,459	5	(9)
	07/2026	ILS	5,554		1,885	17	0
	07/2026	INR	316,912		3,300	0	(48)
	07/2026	KRW	745,354		489	7	0
	07/2026	NOK	1,040		106	1	0
	07/2026	THB	44,018		1,342	18	(2)
	07/2026	$	1,025	AUD	1,488	5	0
	07/2026		51,068	BRL	264,491	781	(614)
	07/2026		481	EUR	424	3	0
	07/2026		778	GBP	581	0	(8)
	07/2026		3,584	IDR	64,154,270	4	0
	07/2026		9,228	INR	875,175	23	(14)
	07/2026		2,229	JPY	356,311	0	(38)
	07/2026		2,230	KRW	3,420,778	0	(19)
	07/2026		538	ZAR	8,823	0	0
	08/2026	IDR	20,122,347	$	1,120	0	(1)
	08/2026	ILS	591		198	0	(1)
	08/2026	$	720	BRL	3,761	3	0
	08/2026		214	DKK	1,405	1	0
	08/2026		196	GBP	148	1	0
	08/2026		2,167	INR	205,674	1	0
	09/2026	IDR	17,379,658	$	957	0	(8)
	09/2026	THB	39,771		1,226	21	0
	09/2026	$	5,698	IDR	100,859,850	8	(108)
	09/2026		708	INR	67,285	0	(2)
	09/2026		239	THB	7,848	0	(2)
	10/2026	BRL	166,111	$	30,539	77	(1,021)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2026 (Unaudited)

	12/2026	$	587	IDR	10,692,714	2	0
	04/2027	BRL	154,564	$	28,661	486	(22)
BRC	07/2026	ILS	6,787		2,293	11	0
	07/2026	NZD	18,994		11,233	445	0
	07/2026	$	2,683	ZAR	43,574	0	(27)
BSH	07/2026	BRL	27,800	$	5,370	0	(15)
	07/2026	$	5,484	BRL	27,800	0	(99)
	07/2026		465	EUR	399	0	(9)
	07/2026		8,133	JPY	1,293,056	0	(180)
	07/2026		10,652	NZD	18,852	56	0
	08/2026	NZD	18,852	$	10,664	0	(56)
	09/2026	BRL	32,207		6,279	132	0
	10/2026		315,600		58,256	0	(1,560)
	04/2027		30,500		5,652	88	0
CBK	07/2026	IDR	4,990,683		279	0	0
	07/2026	ILS	6,193		2,132	50	0
	07/2026	INR	205,540		2,178	7	0
	07/2026	NOK	5,030		542	34	0
	07/2026	$	210	DKK	1,345	0	(4)
	07/2026		1,834	IDR	32,903,441	4	0
	07/2026		2,121	INR	205,540	50	0
	07/2026		237	KRW	358,443	0	(5)
	07/2026		462	PLN	1,687	0	(13)
	07/2026		439	SEK	4,058	0	(21)
	08/2026	ILS	5,510	$	1,890	37	0
	08/2026	$	477	ILS	1,417	0	(1)
	08/2026		403	INR	38,215	0	0
	08/2026		0	SEK	3	0	0
	09/2026	IDR	63,567,649	$	3,521	0	(7)
	09/2026	INR	21,247		221	0	(2)
	09/2026	THB	46,971		1,418	0	(5)
	09/2026	$	1,177	IDR	20,993,436	0	(12)
	12/2026		1,687		30,678,578	4	0
DUB	07/2026	IDR	4,407,919	$	246	0	0
	07/2026	INR	80,939		857	2	0
	07/2026	$	572	INR	55,171	10	0
	07/2026		250	NOK	2,327	0	(15)
	07/2026		461	PLN	1,711	0	(6)
	07/2026		1,252	ZAR	20,262	0	(17)
	09/2026	IDR	50,792,638	$	2,819	0	0
	09/2026	$	723	IDR	13,120,352	6	0
	09/2026		857	INR	81,487	0	(2)
	12/2026		449	IDR	8,135,260	0	0
FAR	07/2026	CNH	9,452	$	1,397	5	0
	07/2026	EUR	424		484	0	(1)
	07/2026	INR	80,117		849	3	0
	07/2026	JPY	6,484,504		40,077	196	0
	07/2026	SEK	2,415		249	0	0
	07/2026	SGD	33,822		26,511	368	0
	07/2026	$	3,972	CNH	27,019	7	0
	07/2026		840	INR	80,117	7	0
	07/2026		2,090	JPY	332,057	0	(47)
	07/2026		4,577	PLN	16,751	0	(124)
	07/2026		1,749	ZAR	28,866	10	0
	08/2026	CNH	26,959	$	3,972	0	(6)
	08/2026	ILS	1,131		395	15	0
	08/2026	$	484	EUR	424	1	0
	08/2026		40,077	JPY	6,467,536	0	(197)
	08/2026		249	SEK	2,411	0	0
	09/2026		410	INR	39,310	3	0
GLM	07/2026	BRL	360,110	$	68,178	55	(1,635)
	07/2026	IDR	30,943,379		1,729	0	(2)
	07/2026	KRW	694,995		450	1	0
	07/2026	$	70,227	BRL	360,110	161	(631)
	07/2026		22,044	CAD	31,369	74	0
	07/2026		1,726	IDR	30,943,379	5	0
	07/2026		450	KRW	694,896	0	(1)
	08/2026	CAD	31,324	$	22,044	0	(74)
	08/2026	$	562	INR	53,873	6	0
	09/2026	IDR	31,124,587	$	1,726	0	(2)
	09/2026	MXN	4,446		254	2	0
	09/2026	THB	114,207		3,539	80	0
	09/2026	$	28,939	BRL	151,338	0	(55)
	09/2026		3,370	IDR	60,508,025	8	(19)
	09/2026		2,281	INR	219,347	23	0
	09/2026		702	MXN	12,240	0	(7)
	10/2026		2,141	BRL	11,344	9	0
	04/2027	BRL	84,200	$	15,640	293	(14)
IND	07/2026	$	375	DKK	2,405	0	(8)
JPM	07/2026	AUD	13,533	$	9,648	278	0
	07/2026	BRL	59,000		10,906	0	(523)
	07/2026	ILS	17,403		5,828	0	(21)
	07/2026	INR	12,288		130	0	0
	07/2026	KRW	214,758		139	0	0
	07/2026	NOK	4,873		492	0	0
	07/2026	NZD	1,079		637	25	0

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	$	11,489	BRL	59,000	21	(80)
	07/2026		2,258	GBP	1,683	0	(26)
	07/2026		269	IDR	4,836,453	1	0
	07/2026		130	INR	12,288	0	0
	07/2026		209	KRW	320,981	0	(2)
	07/2026		616	NZD	1,092	4	0
	07/2026		8,358	PLN	30,447	0	(264)
	07/2026		968	THB	32,344	6	0
	08/2026	ILS	7,890	$	2,695	41	0
	08/2026	$	858	INR	81,489	1	0
	08/2026		492	NOK	4,876	0	0
	09/2026	IDR	4,863,329	$	269	0	(1)
	09/2026	INR	25,643		269	0	(1)
	09/2026	MXN	8,360		474	1	(2)
	09/2026	THB	91,444		2,800	40	(10)
	09/2026	TWD	30,142		952	9	0
	09/2026	$	1,220	INR	116,302	1	0
	09/2026		1,947	MXN	33,997	0	(15)
	10/2026	BRL	40,800	$	7,429	0	(304)
	12/2026	$	24,399	MXN	427,956	0	(254)
	04/2027	BRL	56,900	$	10,413	61	(29)
MBC	07/2026	AUD	56		40	1	0
	07/2026	CHF	13,758		17,479	461	(9)
	07/2026	DKK	4,867		743	0	(2)
	07/2026	EUR	2,285		2,652	41	0
	07/2026	IDR	422,923		24	0	0
	07/2026	INR	81,259		860	2	0
	07/2026	KRW	4,768,976		3,146	63	0
	07/2026	NOK	1,612		163	0	0
	07/2026	SEK	1,475		152	0	(1)
	07/2026	$	6,717	AUD	9,665	19	(44)
	07/2026		843	EUR	725	0	(15)
	07/2026		749	GBP	566	1	0
	07/2026		24	IDR	422,923	0	0
	07/2026		1,327	INR	127,880	23	0
	07/2026		7,583	JPY	1,204,865	0	(173)
	07/2026		597	NOK	5,531	0	(38)
	07/2026		845	NZD	1,498	6	0
	08/2026	AUD	5,820	$	4,013	0	(14)
	08/2026	$	743	DKK	4,859	2	0
	08/2026		304	INR	28,862	1	0
	08/2026		43	NOK	427	0	0
	08/2026		152	SEK	1,472	1	0
	09/2026	THB	27,965	$	838	0	(10)
	09/2026	$	3,597	INR	344,119	18	(3)
NGF	07/2026	GBP	31	$	40	0	0
	07/2026	IDR	28,641,811		1,600	0	(2)
	07/2026	$	1,606	IDR	28,641,810	0	(4)
	07/2026		1,342	INR	129,068	21	0
	08/2026		40	GBP	30	0	0
	08/2026		17	SEK	165	0	0
	09/2026	IDR	28,802,440	$	1,606	8	0
	09/2026	$	720	IDR	12,816,951	0	(9)
RYL	08/2026		453	GBP	342	1	0
SCX	07/2026	INR	63,725	$	673	0	0
	07/2026	JPY	4		0	0	0
	07/2026	$	625	IDR	11,217,868	1	0
	07/2026		1,766	INR	169,242	21	0
	08/2026		1,397		133,811	12	0
	08/2026		0	JPY	4	0	0
	09/2026	IDR	33,552,721	$	1,859	0	(4)
	09/2026	THB	49,253		1,518	28	(1)
	09/2026	$	1,836	IDR	32,965,290	4	(10)
	09/2026		673	INR	64,152	1	0
SOG	07/2026	CNH	16,000	$	2,365	9	0
	07/2026	EUR	35,405		41,301	848	0
	07/2026	GBP	3,526		4,657	0	(19)
	07/2026	JPY	284		2	0	0
	07/2026	SGD	50		38	0	0
	07/2026	$	3,838	AUD	5,563	13	0
	07/2026		10	CAD	14	0	0
	07/2026		19,118	CHF	15,467	24	0
	07/2026		393	DKK	2,525	0	(7)
	07/2026		41,593	EUR	36,565	187	0
	07/2026		19,749	JPY	3,137,451	0	(453)
	07/2026		26,170	SGD	33,890	25	0
	08/2026	AUD	5,563	$	3,836	0	(13)
	08/2026	CAD	263		185	0	0
	08/2026	CHF	15,411		19,118	0	(24)
	08/2026	EUR	36,566		41,650	0	(186)
	08/2026	SGD	33,814		26,170	0	(27)
	08/2026	$	4,657	GBP	3,526	19	0
	08/2026		2	JPY	284	0	0
	08/2026		38	SGD	50	0	0
SSB	07/2026	CAD	32,259	$	23,394	649	0
	07/2026	CHF	438		557	15	0

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	$	202	CAD	287	0	0
	07/2026		550	JPY	88,900	0	(3)
	08/2026	CAD	287	$	202	0	0
UAG	07/2026	$	469	PLN	1,715	0	(13)
	09/2026	MXN	3,649	$	208	1	0
	09/2026	THB	5,320		162	1	0

Total Forward Foreign Currency Contracts						$7,205	$(10,286)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757%	09/18/2026	210,000	$172	$785
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	328,500	253	1,228
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	1,400	1	5

Total Purchased Options							$426	$2,018

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004%	07/08/2026	6,700	$(17)	$(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	6,700	(17)	0

Total Written Options							$(34)	$(16)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	South Africa Government International Bonds	1.000%	Quarterly	12/20/2026	0.203%	$38,000	$(1,834)	$1,987	$153	$0
BPS	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510	3,000	(144)	159	15	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634	600	(53)	56	3	0
BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.422	1,800	(88)	93	5	0
CBK	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.422	7,200	(352)	374	22	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510	1,800	(65)	74	9	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203	9,200	(444)	481	37	0
GST	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510	1,100	(40)	45	5	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634	600	(53)	56	3	0
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.561	11,400	1,594	(1,094)	500	0
MYC	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510	9,400	(425)	472	47	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634	10,800	(963)	1,022	59	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203	46,800	(2,247)	2,435	188	0

Total Swap Agreements							$(5,114)	$6,160	$1,046	$0

(l)

Securities with an aggregate market value of $5,078 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2026 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$524,076	$1,496	$525,572
Industrials	0	229,019	3,408	232,427
Utilities	0	39,253	0	39,253
U.S. Government Agencies	0	2,158,623	0	2,158,623
U.S. Treasury Obligations	0	101,164	0	101,164
Non-Agency Mortgage-Backed Securities	0	223,935	61,211	285,146
Asset-Backed Securities
Automobile ABS Other	0	6,309	0	6,309
Automobile Sequential	0	32,740	0	32,740
CMBS Other	0	36,596	0	36,596
Credit Card Other	0	17,680	0	17,680
Finance Consumer Loans	0	374	0	374
Home Equity Other	0	18,172	0	18,172
Manufacturing House Sequential	0	12	0	12
Whole Loan Collateral	0	2,310	0	2,310
Other ABS	0	153,629	1,262	154,891
Sovereign Issues	0	196,527	0	196,527
Short-Term Instruments
Commercial Paper	3,794	271,447	0	275,241
Mutual Funds	0	185	0	185
Repurchase Agreements	0	170,400	0	170,400
U.S. Treasury Bills	0	399,919	0	399,919

	$3,794	$4,582,370	$67,377	$4,653,541
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$778,157	$0	$0	$778,157

Total Investments	$781,951	$4,582,370	$67,377	$5,431,698

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(764,215)	$0	$(764,215)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	28	3,385	0	3,413
Over the counter	0	10,269	0	10,269

	$28	$13,654	$0	$13,682
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(70)	(4,160)	0	(4,230)
Over the counter	0	(10,302)	0	(10,302)

	$(70)	$(14,462)	$0	$(14,532)

Total Financial Derivative Instruments	$(42)	$(808)	$0	$(850)

Totals	$781,909	$3,817,347	$67,377	$4,666,633

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2026 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$1,400	$0	$(1,400)	$0	$0	$0	$0	$0	$0	$0
Corporate Bonds & Notes Banking & Finance	1,502	0	0	0	0	(6)	0	0	1,496	(5)
Industrials	2,424	1,000	0	0	0	(16)	0	0	3,408	(17)
Non-Agency Mortgage-Backed Securities	61,199	0	0	0	0	12	0	0	61,211	12
Asset-Backed Securities
Other ABS	27,307	1,272	(26,290)	0	0	117	0	(1,144)	1,262	(11)

Totals	$93,832	$2,272	$(27,690)	$0	$0	$107	$0	$(1,144)	$67,377	$(21)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,496	Discounted Cash Flow	Discount Rate	4.971	—
Industrials	2,416	Discounted Cash Flow	Discount Rate	5.068 - 5.205	5.137
	992	Proxy pricing	Base Price	100.000	—
Non-Agency Mortgage-Backed Securities	61,211	Discounted Cash Flow	Discount Rate	5.814	—
Asset-Backed Securities
Other ABS	1,262	Recent Transaction	Purchase Price	100.000 - 495.216	101.551

Total	$67,377

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust